Shareholders' Equity	12 Months Ended
Jan. 31, 2016
Share-based Compensation [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Shareholders' Equity
Share-Based Compensation
The Company has awarded share-based compensation to associates and nonemployee directors of the Company. The compensation expense recognized for all plans was $448 million, $462 million and $388 million for fiscal 2016, 2015 and 2014, respectively. Share-based compensation expense is included in operating, selling, general and administrative expenses in the Company's Consolidated Statements of Income. The total income tax benefit recognized for share-based compensation was $151 million, $173 million and $145 million for fiscal 2016, 2015 and 2014, respectively. The following table summarizes the Company's share-based compensation expense by award type:

	Fiscal Years Ended January 31,
(Amounts in millions)	2016	2015	2014
Restricted stock and performance share units	$134	$157	$141
Restricted stock units	292	277	224
Other	22	28	23
Share-based compensation expense	$448	$462	$388

The Company's shareholder-approved Stock Incentive Plan of 2015 (the "Plan") became effective June 5, 2015 and amended and restated the Company's Stock Incentive Plan of 2010. The Plan was established to grant stock options, restricted (non-vested) stock, performance shares units and other equity compensation awards for which 210 million shares of common stock issued or to be issued under the Plan have been registered under the Securities Act of 1933, as amended. The Company believes that such awards serve to align the interests of its associates with those of its shareholders.
The Plan's award types are summarized as follows:

•
Restricted Stock and Performance Share Units. Restricted stock awards are for shares that vest based on the passage of time and include restrictions related to employment. Performance share units vest based on the passage of time and achievement of performance criteria and may range from 0% to 150% of the original award amount. Vesting periods for these awards are generally between one and three years. Restricted stock and performance share units may be settled or deferred in stock and are accounted for as equity in the Company's Consolidated Balance Sheets. The fair value of restricted stock awards is determined on the date of grant and is expensed ratably over the vesting period. The fair value of performance share units is determined on the date of grant using the Company's stock price discounted for the expected dividend yield through the vesting period and is recognized over the vesting period. The weighted-average discount for the dividend yield used to determine the fair value of performance share units in fiscal 2016, 2015 and 2014 was 7.4%, 7.1% and 6.7%, respectively.

•
Restricted Stock Units. Restricted stock units provide rights to Company stock after a specified service period; generally 50% vest three years from the grant date and the remaining 50% vest five years from the grant date. The fair value of each restricted stock unit is determined on the date of grant using the stock price discounted for the expected dividend yield through the vesting period and is recognized ratably over the vesting period. The expected dividend yield is based on the anticipated dividends over the vesting period. The weighted-average discount for the dividend yield used to determine the fair value of restricted stock units granted in fiscal 2016, 2015 and 2014 was 8.7%, 9.5% and 10.3%, respectively.

In addition to the Plan, the Company's subsidiary in the United Kingdom has stock option plans for certain colleagues which generally vest over three years. The stock option share-based compensation expense is included in the other line in the table above.
The following table shows the activity for restricted stock and performance share units and restricted stock units during fiscal 2016:

	Restricted Stock and Performance Share Units(1)		Restricted Stock Units
(Shares in thousands)	Shares	Weighted- Average Grant-Date Fair Value Per Share	Shares	Weighted- Average Grant-Date Fair Value Per Share
Outstanding at February 1, 2015	8,723	$68.89	17,568	$61.00
Granted	3,295	71.64	6,392	71.38
Vested/exercised	(2,313)	61.37	(4,444)	53.71
Forfeited or expired	(1,446)	67.90	(1,925)	66.37
Outstanding at January 31, 2016	8,259	$72.23	17,591	$65.67

(1)	Assumes payout rate at 100% for Performance Share Units.

The following table includes additional information related to restricted stock and performance share units and restricted stock units:

	Fiscal Years Ended January 31,
(Amounts in millions)	2016	2015	2014
Fair value of restricted stock and performance share units vested	$142	$156	$116
Fair value of restricted stock units vested	237	218	189
Unrecognized compensation cost for restricted stock and performance share units	133	154	200
Unrecognized compensation cost for restricted stock units	628	570	497
Weighted average remaining period to expense for restricted stock and performance share units (years)	1.3	1.3	2.0
Weighted average remaining period to expense for restricted stock units (years)	1.7	1.7	2.1

Share Repurchase Program
From time to time, the Company repurchases shares of its common stock under share repurchase programs authorized by the Board of Directors. On October 13, 2015, the Board of Directors replaced the previous $15.0 billion share repurchase program, which had approximately $8.6 billion of remaining authorization for share repurchases as of that date, with a new $20.0 billion share repurchase program. As was the case with the replaced share repurchase program, the new share repurchase program has no expiration date or other restrictions limiting the period over which the Company can make share repurchases. The share repurchases the Company made during fiscal 2016 were made under both the old and new authorizations. At January 31, 2016, authorization for $17.5 billion of share repurchases remained under the current share repurchase program. Any repurchased shares are constructively retired and returned to an unissued status.
The Company considers several factors in determining when to execute share repurchases, including, among other things, current cash needs, capacity for leverage, cost of borrowings, its results of operations and the market price of its common stock. The following table provides, on a settlement date basis, the number of shares repurchased, average price paid per share and total cash paid for share repurchases for fiscal 2016, 2015 and 2014:

	Fiscal Years Ended January 31,
(Amounts in millions, except per share data)	2016	2015	2014
Total number of shares repurchased	62.4	13.4	89.1
Average price paid per share	$65.90	$75.82	$74.99
Total cash paid for share repurchases	$4,112	$1,015	$6,683